Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 22,815,328
Balance end	23,171,451	R$ 22,815,328
Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	10,234,615	9,860,267
Additions / depreciation	(2,766,864)	(2,639,864)
Write-offs	(4,185)	(6,022)
Transfers	2,384,096	3,020,234
Balance end	9,847,662	10,234,615
Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	86,840	141,784
Additions / depreciation	(26,317)	(60,165)
Write-offs
Transfers	6,754	5,221
Balance end	67,277	86,840
Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	299,456	321,740
Additions / depreciation	(221,713)	(205,556)
Write-offs	(7,744)	(4,605)
Transfers	202,756	187,877
Balance end	272,755	299,456
Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,265,686	2,411,738
Additions / depreciation	(358,057)	(350,734)
Write-offs	(1,333)	(1,653)
Transfers	323,614	206,335
Balance end	2,229,910	2,265,686
Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	58,252	87,964
Additions / depreciation	(25,537)	(36,981)
Write-offs	(10)	(108)
Transfers	9,075	7,377
Balance end	41,780	58,252
General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	243,749	248,773
Additions / depreciation	(51,091)	(49,736)
Write-offs	(350)	(709)
Transfers	53,700	45,421
Balance end	246,008	243,749
Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	8,948,060	8,658,612
Additions / depreciation	1,022,193	741,114
Write-offs	(146,461)	(451,666)
Transfers
Balance end	9,823,792	8,948,060
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	38,084	38,588
Additions / depreciation
Write-offs	(98)	(504)
Transfers
Balance end	37,986	38,084
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	640,586	642,349
Additions / depreciation	2,944,789	3,470,833
Write-offs	(1,099)	(131)
Transfers	(2,979,995)	(3,472,465)
Balance end	604,281	640,586
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	75,732,043	70,343,331
Additions / depreciation	5,655,358	5,978,275
Write-offs	(321,965)	(589,563)
Transfers
Balance end	81,065,436	75,732,043
Gross carrying amount [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	41,197,166	38,274,244
Additions / depreciation
Write-offs	(105,762)	(97,312)
Transfers	2,384,096	3,020,234
Balance end	43,475,500	41,197,166
Gross carrying amount [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	791,983	786,762
Additions / depreciation
Write-offs
Transfers	6,754	5,221
Balance end	798,737	791,983
Gross carrying amount [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	4,256,120	4,082,742
Additions / depreciation	1,230	842
Write-offs	(43,654)	(15,341)
Transfers	202,756	187,877
Balance end	4,416,452	4,256,120
Gross carrying amount [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	7,925,713	7,737,385
Additions / depreciation
Write-offs	(19,824)	(18,007)
Transfers	323,614	206,335
Balance end	8,229,503	7,925,713
Gross carrying amount [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,806,939	1,803,782
Additions / depreciation
Write-offs	(3,814)	(4,220)
Transfers	9,075	7,377
Balance end	1,812,200	1,806,939
Gross carrying amount [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,047,340	1,004,301
Additions / depreciation
Write-offs	(1,253)	(2,382)
Transfers	53,700	45,421
Balance end	1,099,787	1,047,340
Gross carrying amount [member] | Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	18,028,112	15,973,178
Additions / depreciation	2,709,339	2,506,600
Write-offs	(146,461)	(451,666)
Transfers
Balance end	20,590,990	18,028,112
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	38,084	38,588
Additions / depreciation
Write-offs	(98)	(504)
Transfers
Balance end	37,986	38,084
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	640,586	642,349
Additions / depreciation	2,944,789	3,470,833
Write-offs	(1,099)	(131)
Transfers	(2,979,995)	(3,472,465)
Balance end	604,281	640,586
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(52,916,715)	(47,931,516)
Additions / depreciation	(5,137,955)	(5,109,364)
Write-offs	160,685	124,165
Transfers
Balance end	(57,893,985)	(52,916,715)
Accumulated depreciation and amortisation [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(30,962,551)	(28,413,977)
Additions / depreciation	(2,766,864)	(2,639,864)
Write-offs	101,577	91,290
Transfers
Balance end	(33,627,838)	(30,962,551)
Accumulated depreciation and amortisation [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(705,143)	(644,978)
Additions / depreciation	(26,317)	(60,165)
Write-offs
Transfers
Balance end	(731,460)	(705,143)
Accumulated depreciation and amortisation [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(3,956,664)	(3,761,002)
Additions / depreciation	(222,943)	(206,398)
Write-offs	35,910	10,736
Transfers
Balance end	(4,143,697)	(3,956,664)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(5,660,027)	(5,325,647)
Additions / depreciation	(358,057)	(350,734)
Write-offs	18,491	16,354
Transfers
Balance end	(5,999,593)	(5,660,027)
Accumulated depreciation and amortisation [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(1,748,687)	(1,715,818)
Additions / depreciation	(25,537)	(36,981)
Write-offs	3,804	4,112
Transfers
Balance end	(1,770,420)	(1,748,687)
Accumulated depreciation and amortisation [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(803,591)	(755,528)
Additions / depreciation	(51,091)	(49,736)
Write-offs	903	1,673
Transfers
Balance end	(853,779)	(803,591)
Accumulated depreciation and amortisation [member] | Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(9,080,052)	(7,314,566)
Additions / depreciation	(1,687,146)	(1,765,486)
Write-offs
Transfers
Balance end	(10,767,198)	(9,080,052)
Total Property Plant And Equipment Net [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	22,815,328	22,411,815
Additions / depreciation	517,403	868,911
Write-offs	(161,280)	(465,398)
Transfers
Balance end	R$ 23,171,451	R$ 22,815,328